SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of Class A ordinary shares subject to possible redemption reflected in the condensed balance

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Accretion of carrying value to redemption value	28,593,235
Class A ordinary shares subject to possible redemption, December 31, 2021	$235,750,000
Plus:
Remeasurement of Class A ordinary shares to redemption amount	$348,332
Class A ordinary shares subject to possible redemption, June 30, 2022	$236,098,332

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Accretion of carrying value to redemption value	28,593,235
Class A ordinary shares subject to possible redemption	$235,750,000

Summary of calculation of basic and diluted net income per ordinary share

							For the Period from
	Three Months Ended		Three Months Ended		Six Months Ended June		February 5, 2021 (Inception) Through
	June 30, 2022		June 30, 2021		30, 2022		June 30,2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,299,933)	$(324,983)	$—	$(2,185)	$(4,788,925)	$(1,197,231)	$—	$(9,971)

Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	—	5,000,000	23,000,000	5,750,000	—	5,000,000
Basic and diluted net loss per share	$(0.06)	$(0.06)	$—	$(0.00)	$(0.21)	$(0.21)	$—	$(0.00)

	For the Period from February 5,
	2021 (inception) Through
	December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(335,384)	$(181,058)
Denominator:
Basic and diluted weighted average shares outstanding	9,857,143	5,321,429
Basic and diluted net loss per share	$(0.03)	$(0.03)